Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	¥ 28,835,446		¥ 37,825,780
Gross unrealized gains, available-for-sale securities	1,844,809		1,608,348
Gross unrealized losses, available-for-sale securities	31,494		20,177
Fair value, available-for-sale securities	30,648,761		39,413,951
Amortized cost, held-to-maturity securities	4,040,083		3,000,403
Gross unrealized gains, held-to-maturity securities	17,954		20,023
Gross unrealized losses, held-to-maturity securities	220		82
Fair value, held-to-maturity securities	4,057,817		3,020,344
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	22,039,640		30,709,499
Gross unrealized gains, available-for-sale securities	20,063		79,378
Gross unrealized losses, available-for-sale securities	3,727		5,677
Fair value, available-for-sale securities	22,055,976		30,783,200
Amortized cost, held-to-maturity securities	4,040,083		3,000,403
Gross unrealized gains, held-to-maturity securities	17,954		20,023
Gross unrealized losses, held-to-maturity securities	220		82
Fair value, held-to-maturity securities	4,057,817		3,020,344
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	2,015,045		2,197,270
Gross unrealized gains, available-for-sale securities	16,316		22,582
Gross unrealized losses, available-for-sale securities	3,284		5,288
Fair value, available-for-sale securities	2,028,077	[1]	2,214,564	[1]
Debt securities | Japanese local government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	241,985		239,695
Gross unrealized gains, available-for-sale securities	2,783		4,109
Gross unrealized losses, available-for-sale securities	106		47
Fair value, available-for-sale securities	244,662		243,757
Debt securities | U.S. Treasury bonds and federal agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	158,344		177,438
Gross unrealized gains, available-for-sale securities	434		623
Gross unrealized losses, available-for-sale securities	4,297		36
Fair value, available-for-sale securities	154,481		178,025
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	559,947		542,958
Gross unrealized gains, available-for-sale securities	10,755		17,768
Gross unrealized losses, available-for-sale securities	2,193		1,803
Fair value, available-for-sale securities	568,509	[2]	558,923	[2]
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	955,291		986,646
Gross unrealized gains, available-for-sale securities	13,288		20,496
Gross unrealized losses, available-for-sale securities	7,705		1,429
Fair value, available-for-sale securities	960,874	[3]	1,005,713	[3]
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	318,955		430,325
Gross unrealized gains, available-for-sale securities	14,757		13,889
Gross unrealized losses, available-for-sale securities	1,707		2,131
Fair value, available-for-sale securities	332,005		442,083
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	159,289		246,169
Gross unrealized gains, available-for-sale securities	3,032		7,487
Gross unrealized losses, available-for-sale securities	1,417		3,528
Fair value, available-for-sale securities	160,904		250,128
Debt securities | Other foreign government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	719,281		596,305
Gross unrealized gains, available-for-sale securities	2,356		1,914
Gross unrealized losses, available-for-sale securities	455		94
Fair value, available-for-sale securities	721,182		598,125
Equity securities (marketable)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	1,667,669		1,699,475
Gross unrealized gains, available-for-sale securities	1,761,025		1,440,102
Gross unrealized losses, available-for-sale securities	6,603		144
Fair value, available-for-sale securities	¥ 3,422,091		¥ 3,139,433

[1]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥185,497 million at March 31,2013, and ¥214,488 million at March 31, 2014.
[2]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateral loan obligations ("CLO"), of which the total fair values were ¥243,633 million at March 31,2013, and ¥178,055 million at March 31, 2014.
[3]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013, and ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.